GOODWILL - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Goodwill [Line Items]
Goodwill	$ 266,038	$ 1,055,760
Accumulated goodwill impairment loss	788,700
Impairment of goodwill and other intangibles	788,722	0
Mining Segment
Goodwill [Line Items]
Goodwill	207,797	997,519
Impairment of goodwill and other intangibles	788,722
Equipment Sales and Hosting Segment
Goodwill [Line Items]
Goodwill	58,241	$ 58,241
Impairment of goodwill and other intangibles	$ 0
Fair value over carrying value, percent	136.00%